Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies

8. Commitments and Contingencies

In the ordinary course of business, the Company is party to various legal proceedings and claims. Although the outcome of such items cannot be determined with certainty, the Company’s management does not believe that the outcome of all pending legal proceedings in the aggregate will have a material adverse effect on its cash flow, results of operations or financial position.

10. Commitments and Contingencies

Leases

The Company leases office space, retail stores and warehouse space under operating lease agreements that expire at various dates through April 2026. In addition to minimum rental payments, the leases require payment of increases in real estate taxes and other expenses incidental to the use of the property.

Rent expense for the Company’s operating leases consist of the following (in thousands):

	March 31, 2012	April 2, 2011	April 3, 2010
Minimum rentals	$61,364	$43,875	$26,246
Contingent rent	11,209	3,049	1,071

Total rent expense	$72,573	$46,924	$27,317

Future minimum lease payments under the terms of these noncancelable operating lease agreements are as follows (in thousands):

Fiscal year ending
2013	$61,996
2014	65,104
2015	66,571
2016	63,374
2017	60,770
Thereafter	217,950

$535,765

The Company has issued stand-by letters of credit to guarantee certain of its retail and corporate operating lease commitments, aggregating $7.9 million at March 31, 2012.

Long-term Employment Contract

The Company has an employment agreement with one of its officers that provides for continuous employment through the date of the officer’s death or permanent disability at a current salary of $2.5 million. In addition to the salary, the agreement provides for an annual bonus and other employee related benefits.

Contingencies

In the ordinary course of business, the Company is party to various legal proceedings and claims. Although the outcome of such items cannot be determined with certainty, the Company’s management does not believe that the outcome of all pending legal proceedings in the aggregate will have a material adverse effect on its cash flow, results of operations or financial position.